Note 8 - Stock Options - Common Shares Reserved for Future Issuance (Details)	Dec. 31, 2019 shares
Common shares reserved for future issuance (in shares)	2,491,543
Preferred Stock [Member]
Common shares reserved for future issuance (in shares)	1,067,000
The 2005 Stock Incentive Plan [Member]
Common shares reserved for future issuance (in shares)	824,000
The 2015 Stock Incentive Plan [Member]
Common shares reserved for future issuance (in shares)	600,000